Consolidated Balance Sheets Detail (Details Textual) (USD $)	12 Months Ended			1 Months Ended
	Mar. 03, 2012 Y	Feb. 26, 2011 Y	Feb. 27, 2010	Jun. 30, 2011 Nortel Network Corporation [Member] PatentsAndPatentApplication	Mar. 03, 2012 Buildings Leaseholds and Other [Member]	Feb. 26, 2011 Buildings Leaseholds and Other [Member]	Mar. 03, 2012 BlackBerry operations and other information technology [Member]	Feb. 26, 2011 BlackBerry operations and other information technology [Member]	Mar. 03, 2012 Manufacturing Equipment Research And Development Equipment and Tooling [Member]	Feb. 26, 2011 Manufacturing Equipment Research And Development Equipment and Tooling [Member]	Mar. 03, 2012 Furniture and Fixtures [Member]	Jun. 01, 2010 Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Carrying amount of assets under construction	$ 392,000,000	$ 296,000,000			$ 241,000,000	$ 164,000,000	$ 132,000,000	$ 131,000,000	$ 15,000,000	$ 1,000,000	$ 4,000,000
Finite-Lived Intangible Assets [Line Items]
Patent applications for a cash purchase price				4,500,000,000
Company's portion of purchase consideration				775,000,000
Number Of Patents And Patent Applications Acquired				6,000
Consolidated Balance Sheets Detail (Textual) [Abstract]
Charge to reflect inventory at estimated net realizable value	448,000,000
Depreciation	660,000,000	497,000,000	345,000,000
Amortization Expense	863,000,000	430,000,000	271,000,000
Intangible assets acquired during the period	2,400,000,000	906,000,000
Goodwill impairment charge	355,000,000
Percentage of current liabilities	5.00%
Preceding Period For Calculation Of Average Closing Market Price Of Shares	5 days
Future Amortization Expense
2013	1,300,000,000
2014	447,000,000
2015	331,000,000
2016	263,000,000
2017	$ 217,000,000
Weighted-average remaining useful life of acquired technology	2.9	3.5
Salaries, payroll withholding taxes and incentive accruals included in other accrued liabilities	Not greater than 5% of the current liability balance